Fair Value Measurements - Schedule of Fair Value Information on Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 24, 2024
Exchange Note [Member]
Fair Value Measurements
Fair Value	$ 1,028,158	$ 1,499,000
Equity Line Of Credit
Fair Value Measurements
Fair Value	42,394	80,000
Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value	3,828,125	3,248,000
September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value	2,043,760	2,094,000
Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	31,227	69,621
March 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value	81,747
May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value	325,887
Fair Value, Recurring [Member] | Exchange Note [Member]
Fair Value Measurements
Fair Value				$ 6,155,925
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Exchange Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	1,028,158	1,499,000		6,155,925
Fair Value, Recurring [Member] | Equity Line Of Credit
Fair Value Measurements
Fair Value				694,512
Fair Value, Recurring [Member] | Equity Line Of Credit | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Equity Line Of Credit | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Equity Line Of Credit | Level 3 [Member]
Fair Value Measurements
Fair Value	42,394	80,000		694,512
Fair Value, Recurring [Member] | Quantum Convertible Note, Related Party [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | Quantum Convertible Note, Related Party [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | Quantum Convertible Note, Related Party [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	3,828,125	3,248,000
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0
Fair Value, Recurring [Member] | September 2024 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	2,043,760	2,094,000
Fair Value, Recurring [Member] | Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value			$ 619,935	619,935
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	31,227	69,621		619,935
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	0		0
Fair Value, Recurring [Member] | Common stock issuance obligation [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0	$ 0		$ 0
Fair Value, Recurring [Member] | March 2025 Convertible Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | March 2025 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | March 2025 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	81,747
Fair Value, Recurring [Member] | May 2025 Convertible Note [Member] | Level 2 [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | May 2025 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	0
Fair Value, Recurring [Member] | May 2025 Convertible Note [Member] | Level 3 [Member]
Fair Value Measurements
Fair Value	$ 325,887